SCHEDULE OF INVESTMENTS
Thornburg New York Intermediate Municipal Fund	June 30, 2023 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 84.8%
	City of Long Beach (Insured: BAM) GO, Series B, 5.25% due 7/15/2042	$ 500,000	$ 532,711
	City of New York (City Budget Financial Management) GO, Series G, 5.00% due 8/1/2030	1,000,000	1,010,252
	Erie County Fiscal Stability Authority, Series D, 5.00% due 9/1/2034	850,000	923,369
	Guam Waterworks Authority (Water and Wastewater System), 5.00% due 7/1/2028 - 7/1/2036	1,500,000	1,531,671
	Hudson Yards Infrastructure Corp. (Hudson Yards Subway Station), Series A, 5.00% due 2/15/2035	1,000,000	1,074,430
	Long Island Power Authority (Electric System Capital Improvements; Insured: AGC), Series C, 5.25% due 9/1/2029	645,000	723,773
	Manchester-Shortsville Central School District (State Aid Withholding) GO, 4.00% due 8/17/2023	300,000	300,025
	Metropolitan Transportation Authority, Series D-1, 5.00% due 11/15/2031	1,000,000	1,030,178
	Monroe County (Monroe Community College Association, Inc.; Insured: AGM) IDC, 5.00% due 1/15/2028 - 1/15/2029	550,000	554,413
	Nassau County Sewer & Storm Water Finance Authority (Sewerage and Storm Water Resource Facilities), Series A, 5.00% due 10/1/2028 - 10/1/2031	1,400,000	1,438,861
	New York City Housing Development Corp., Series G, 4.60% due 11/1/2043	250,000	252,382
	New York City Housing Development Corp. (CSA Preservation Partners LLC), Series A, 4.45% due 8/1/2043	200,000	198,779
	New York City Municipal Water Finance Authority (New York City Water & Sewer System),
	Series AA-2, 4.00% due 6/15/2042	350,000	350,872
	Series EE, 4.00% due 6/15/2042	250,000	250,770
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series A, 5.00% due 11/1/2036	1,000,000	1,123,114
	Series A1, 5.00% due 8/1/2038	1,000,000	1,078,666
	New York State Dormitory Authority (Barnard College),
	Series A,
	4.00% due 7/1/2024	200,000	200,582
	5.00% due 7/1/2041	250,000	267,870
	New York State Dormitory Authority (Insured: AGM) (State Aid Withholding), Series H, 5.00% due 10/1/2024	155,000	155,207
	New York State Dormitory Authority (School District Financing Program) (State Aid Withholding), Series C, 5.00% due 10/1/2023	575,000	577,244
	New York State Dormitory Authority (School District Financing Program; Insured: AGM) (State Aid Withholding), Series A, 5.00% due 10/1/2028	200,000	204,827
	New York State Dormitory Authority (State Aid Withholding), Series A, 5.00% due 10/1/2033	100,000	108,608
[a]	New York State Energy Research & Development Authority (New York State Electric & Gas Corp.), Series C, 4.00% due 4/1/2034	300,000	302,772
[b]	New York State Environmental Facilities Corp. (Waste Management, Inc.) AMT, 3.875% due 5/1/2030 (put 8/1/2023)	500,000	499,533
	New York State Housing Finance Agency (Insured: SONYMA), Series C-1, 4.50% due 11/1/2043	250,000	251,413
	Oneida County Local Development Corp. (Utica College), 5.00% due 7/1/2024	290,000	290,369
	Port Authority of New York & New Jersey AMT,
	Series 186, 5.00% due 10/15/2037	500,000	509,183
	Series 238, 5.00% due 7/15/2040	400,000	434,018
	Sales Tax Asset Receivable Corp. (New York Local Government Assistance Corp.), Series A, 5.00% due 10/15/2029 - 10/15/2031 (pre-refunded 10/15/2024)	1,250,000	1,279,207
	Tompkins County Development Corp. (Ithaca College Project), 5.00% due 7/1/2034	250,000	267,859
	Tompkins County Development Corp. (Ithaca College), 5.00% due 7/1/2027	360,000	369,779
	Triborough Bridge & Tunnel Authority, Series A, 5.00% due 11/15/2033	250,000	260,381
	Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels),
	Series A,
	5.00% due 11/15/2028 (pre-refunded 5/15/2024)	1,000,000	1,015,105
	5.00% due 11/15/2029	1,000,000	1,016,936
	Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series A, 5.00% due 9/1/2033	645,000	713,035
	West Seneca Central School District (Facilities Improvements; Insured: BAM) (State Aid Withholding) GO, 5.00% due 11/15/2023	1,300,000	1,308,202
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2029 - 7/1/2034	450,000	471,940
	TOTAL LONG-TERM MUNICIPAL BONDS — 84.8% (Cost $22,730,295)		$22,878,336
	Total Investments — 84.8% (Cost $22,730,295)		$22,878,336
	Other Assets Less Liabilities — 15.2%		4,101,445
	Net Assets — 100.0%		$26,979,781

Footnote Legend
a	When-issued security.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2023.

SCHEDULE OF INVESTMENTS, Continued
Thornburg New York Intermediate Municipal Fund	June 30, 2023 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
GO	General Obligation
IDC	Industrial Development Corp.
SONYMA	State of New York Mortgage Agency

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg New York Intermediate Municipal Fund	June 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg New York Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.